Expense Example {- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund AMCIZ PRO-21 - Fidelity Strategic Real Return Fund	Nov. 29, 2021 USD ($)
Fidelity Advisor Strategic Real Return Fund: Class A
Expense Example:
1 year	$ 493
3 years	702
5 years	951
10 years	1,664
Fidelity Advisor Strategic Real Return Fund: Class M
Expense Example:
1 year	493
3 years	703
5 years	954
10 years	1,673
Fidelity Advisor Strategic Real Return Fund: Class C
Expense Example:
1 year	273
3 years	549
5 years	976
10 years	1,964
Fidelity Advisor Strategic Real Return Fund: Class I
Expense Example:
1 year	72
3 years	233
5 years	430
10 years	996
Fidelity Advisor Strategic Real Return Fund: Class Z
Expense Example:
1 year	62
3 years	204
5 years	377
10 years	$ 879